INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Operating loss carryforwards	$ (2,625,101)	$ 360,361	$ (4,620,795)	$ 163,652	$ 3,753,268	$ 6,610,119
Change in valuation allowance					779,568
Change in valuation allowance					2,460,935	3,240,503
Federal and state net operating loss carry-forwards					1,293,020	1,672,749
Foreign tax expenses and liabilities					$ 0	$ 0